22. RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED-PARTY BALANCES AND TRANSACTIONS
22.	RELATED-PARTY BALANCES AND TRANSACTIONS

22.a)Transactions	with holding companies

Vicunha Aços SA is the main shareholder of the Company with a 49.24% interest in the voting capital.

Also part of the Company’s control is Rio Iaco Participações SA, which holds a 4.22% interest in the voting capital of CSN.

The corporate structure of Vicunha Aços SA is as follows:

-	Vicunha Steel S.A. - holds 67.93% interest in Vicunha Aços S.A.;
-	CFL Participações S.A. - holds a 12.82% interest in Vicunha Aços S.A. and a 40% interest in Vicunha Steel S.A.;
-	Rio Purus Participações S.A. - holds a 19.25% interest in Vicunha Aços S.A. and a 60% interest in Vicunha Steel S.A.

·	Liabilities

As of December 31, 2020, the distribution of mandatory minimum dividend in the amount of R$443,694 to the shareholder Vicunha Aços SA and R$37,997 to Rio Iaco Participações SA was proposed, which will be submitted for approval at the Annual Shareholders’ Meeting.

22.b)	Transactions with subsidiaries, joint ventures, associates, exclusive founds and other related parties

		Consolidated
		12/31/2020				12/31/2019
		Subsidiaries and associates	Joint-ventures e Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures e Joint Operation	Other related parties	Total
Assets
Current Assets
Investments	(1)			3,763,603	3,763,603			2,116,560	2,116,560
Trade receivables (note 6)	(2)	7,686	8	113,482	121,176	39,435	797	130,356	170,588
Dividends receivable (note 9)	(3)		38,088		38,088		44,554		44,554
Other current assets (note 9)			4,413	1,829	6,242			1,830	1,830
		7,686	42,509	3,878,914	3,929,109	39,435	45,351	2,248,746	2,333,532
Noncurrent Assets
Investments	(1)			123,409	123,409			95,719	95,719
Loans (note 9)	(4)	3,375	962,675		966,050	1,874	844,426		846,300
Actuarial asset (note 30)				13,819	13,819			13,714	13,714
Other non-current assets (note 9)	(5)		664,020		664,020		428,672		428,672
		3,375	1,626,695	137,228	1,767,298	1,874	1,273,098	109,433	1,384,405
		11,061	1,669,204	4,016,142	5,696,407	41,309	1,318,449	2,358,179	3,717,937

Liabilities
Current Liabilities
Intercompany Loans (note 13)								25,038	25,038
Trade payables			106,946	9,455	116,401		98,496	142,488	240,984
Accounts payable (note 15)			23,555	2,437	25,992		23,566		23,566
Provision for consumption (note 15)			44,466		44,466		22,497		22,497
			174,967	11,892	186,859		144,559	167,526	312,085
Noncurrent Liabilities
Accounts payable (note 15)			78,083		78,083		88,021		88,021
Actuarial liability (note 30)				79,546	79,546			19,788	19,788
			78,083	79,546	157,629		88,021	19,788	107,809
			253,050	91,438	344,488		232,580	187,314	419,894

	12/31/2020				12/31/2019				12/31/2018
	Subsidiaries and associates	Joint-ventures e Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures e Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures e Joint Operation	Other related parties	Total
P&L
Sales	104,400	843	1,568,992	1,674,235	75,630		1,047,204	1,122,834	100,608	414	1,177,730	1,278,751
Cost and expenses		(1,036,420)	(104,212)	(1,140,632)	(231,140)	(1,133,142)	(594,676)	(1,958,958)		(1,307,695)	(110,587)	(1,418,282)
Financial income (expenses)
Interest (note 28)		19,095	18,421	37,516		43,790	20,499	64,289	234	33,911	14,651	48,796
Exchange rate variations and monetary, net							3,586	3,586			13,611	13,611
Financial investments (note 28)			1,190,489	1,190,489
Other operating income and expenses						(14,939)	(136,004)	(150,943)				-
	104,400	(1,016,482)	2,673,690	1,761,608	(155,510)	(1,104,291)	340,609	(919,192)	100,842	(1,273,369)	1,095,404	(77,123)

Main operations:

1.	Financial investments: Investments in Usiminas shares are R$3,305,109 (R$2,114,620 in December 2019) and cash and cash equivalents with Banco Fibra totaling R$458,494 in December 2020 (R$1,940 in December 2019) and no current amount R$123,409 (R$95,719 in December 2019) from Bonds with an average rate of 98% to 115% of the CDI in the consolidated and holds in the parent company through exclusive funds’ investments in government bonds and CDBs in the amount of R$38,517 on December 31, 2020 (R$8,301 on December 31, 2019).

2.	Trades receivable: mainly refers to operations of sales of steel products of the Parent Company to affiliates and companies joint venture and joint-operation.

3.	Dividends receivable from MRS Logística of R$38,088 (R$44,554 as of December 31, 2019).

4.	Loans (Assets): refers mainly to loan agreements with an average rate of 125.0% to 130.0% of the CDI with Transnordestina Logística SA of R$962,675 (R$844,426 as of December 31, 2019).

5.	Others (Assets): Advance for future capital increase with subsidiaries of R$664,020 with Transnordestina Logística SA (R$428,672 on December 31, 2019).

22.c)	Other unconsolidated related parties

·	CBS Social Security

The Company is its main sponsor, being a non-profit civil society established in July 1960 and whose main objective is the payment of benefits complementary to those of the official social security for the participants. As a sponsor, it maintains transactions for payment of contributions and recognition of actuarial liabilities determined in defined benefit plans.

·	Banco Fibra

Banco Fibra is under the control structure of Vicunha Aços S.A., the major shareholder of the Company and the financial transactions carried out with this bank are limited to movements in checking accounts and financial investments in fixed-income securities.

·	CSN Foundation

The Company develops socially responsible policies concentrated in the CSN Foundation, of which it is the founder. Transactions between the parties are related to operational and financial support for the Foundation to conduct social projects developed mainly in the locations where it operates.

·	Related Parties under the control of a member of the Company’s Management

The following companies are under the control of a member of the Management, which maintain some minor transactions with the Company:

·	Partifib Projetos Imobiliários Ltda
·	Vicunha Imóveis Ltda.
·	Vicunha Serviços Ltda.
·	Ibis Participações e Serviços Ltda

22.d)	Key management personal

The key management personnel with authority and responsibility for planning, directing and controlling the Company’s activities include members of the Board of Directors and statutory officers. The following is information on the compensation of such personnel and the related balances as of December 31, 2020.

	P&L
	12/31/2020	12/31/2019	12/31/2018
Short-term benefits for employees and officers	40,522	37,452	32,848
Post-employment benefits	111	109	105
	40,633	37,561	32,953

22.e)	Guarantees

The Company is liable for guarantees of its subsidiaries and joint ventures as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	2,478,105	2,428,194	35,496	37,406	3,298	8,702	2,516,899	2,474,302

FTL - Ferrovia Transnordestina	R$	Up to 04/01/2021		43,118						43,118

Cia Metalurgica Prada	R$	Indefinite			196	457	244	235	440	692

CSN Energia	R$	Up to 11/26/2023 and indefinite				3,141	1,920	1,920	1,920	5,061

CSN Mineração	R$	Up to 12/21/2024	846,749	1,184,048					846,749	1,184,048

Estanho de Rondônia	R$	7/15/2022	1,154	1,902					1,154	1,902

Minérios Nacional S.A.	R$	Up to 09/10/2021	1,946	4,544					1,946	4,544

Total in R$			3,327,954	3,661,806	35,692	41,004	5,462	10,857	3,369,108	3,713,667

CSN Inova Ventures	US$	01/28/2028	1,300,000						1,300,000

CSN Islands XII	US$	Perpetual	1,000,000	1,000,000					1,000,000	1,000,000

CSN Resources	US$	Up to 04/17/2026	1,525,000	1,958,603					1,525,000	1,958,603

Total in US$			3,825,000	2,958,603					3,825,000	2,958,603

CSN Steel S.L.	EUR			24,000						24,000

Total in EUR				24,000						24,000
Total in R$			19,877,378	12,033,973					19,877,378	12,033,973
			23,205,332	15,695,779	35,692	41,004	5,462	10,857	23,246,486	15,747,640

Accounting Policy

Transactions with related parties were carried out by the Company on terms equivalent to those prevailing in market transactions, observing the price and the usual market conditions. Therefore, these transactions are in conditions that are no less favorable for the Company than those negotiated with third-parties.

Transactions between the Parent and its subsidiaries are eliminated and adjusted to ensure consistency with the practices adopted by the Parent.

The Company’s related parties are subsidiaries, joint ventures, affiliates, shareholders and their related companies and the key personnel of the Company’s management